SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Note 20 — SUBSEQUENT EVENTS

Unless otherwise indicated, all share amounts and per share amounts in this subsection are not presented to give effect to the 1-for-25 share consolidation, which was effected on March 23, 2026.

The Group has performed an evaluation of subsequent events through to the date consolidated financial statements were issued, and determined that no other events that would have required adjustment or disclosure in the consolidated financial statements, except for the events mentioned below:

On February 18, 2026, the Company entered into a securities purchase agreement in a registered direct offering with certain investors named therein (collectively, the “Purchasers”), pursuant to which, the Company agreed to issue and sell(the “February 2026 Offering”): (i)3,490,000 Class A ordinary shares of the Company, par value $0.0001 per share; (ii) pre - funded warrants to purchase up to 8,510,000 Class A ordinary shares, par value $0.0001 per share (the “Pre-Funded Warrants”); and (iii) up to an aggregate of 48,000,000 Class A ordinary shares, par value $0.0001 per share (and/or RD Warrants in lieu thereof) issuable upon the exercise by the Purchasers of their option to purchase such additional Class A ordinary shares, par value $0.0001 per share (and/or RD Warrants in lieu thereof) on or before the 30th calendar day anniversary of the initial closing date on February 19, 2026 at a purchase price of $0.25 per Class A ordinary share, par value US$0.0001 per share. The purchase price for each Class A ordinary share, par value $0.0001 per share, was $0.25 and the purchase price for each Pre-Funded Warrant was $0.25. Upon the closing of the February 2026 Offering on the Closing Date, the Company received $3 million in gross proceeds, before deducting placement agent fees and offering expenses.

On March 22, 2026, Kebiao Techbology obtained an RMB3,740,000 loan from Industrial and Commercial Bank of China for a term of twelve months, at a fixed annual interest rate of 3.00% per annum.

On April 6, 2026, the Company adopted the 2026 Equity Incentive Plan, pursuant to which, on the same date, the Company issued an aggregate of 2,900,000 Class B Ordinary Shares*, par value US$0.0025 per share, to JD LIYUAN LIMITED for Mr. Yuan Li’s service rendered to the Company.

*Giving effect to the 1-for-8 share consolidation effected on June 24, 2025 and the 1-for-25 share consolidation effected on March 23, 2026.